SEGMENTED INFORMATION (Segmented Information-term, Long-term Assets And Net-income For Reportable Segment) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Current assets	$ 1,691,241	$ 2,959,907
Property and equipment	6,175,128	8,732,046
Total assets	11,109,460	16,001,049
Revenues:
Total revenue	9,126,082	5,413,594	$ 1,556,742
Net income (loss)	(3,674,304)	(8,147,268)	$ (9,131,285)
Argentina [Member]
Disclosure of operating segments [line items]
Current assets	679,144	1,846,046
Property and equipment	2,680,675	3,390,632
Other non-current assets	773,279	669,687
Total assets	4,133,098	5,930,365
Revenues:
Tower rental revenue	945,647	1,102,810
Service revenue	0	0
Sales revenue	1,244,773	0
Total revenue	2,190,420	1,102,810
Net income (loss)	(2,388,551)	(4,042,521)
Colombia [Member]
Disclosure of operating segments [line items]
Current assets	448,193	532,959
Property and equipment	2,989,580	1,997,048
Other non-current assets	976,278	808,973
Total assets	4,414,051	3,338,980
Revenues:
Tower rental revenue	550,418	292,848
Service revenue	0	0
Sales revenue	14,439	3,069,670
Total revenue	564,857	3,362,518
Net income (loss)	328,258	1,249,291
Mexico [Member]
Disclosure of operating segments [line items]
Current assets	465,316	298,605
Property and equipment	437,596	3,243,634
Other non-current assets	135,876	1,204,380
Total assets	1,038,787	4,746,619
Revenues:
Tower rental revenue	278,281	244,978
Service revenue	0	0
Sales revenue	5,119,888	141,529
Total revenue	5,398,169	386,507
Net income (loss)	1,078,190	(994,550)
United States of America [Member]
Disclosure of operating segments [line items]
Current assets	1,938	268,518
Property and equipment	51,278	85,612
Other non-current assets	0	5,328
Total assets	53,216	359,458
Revenues:
Tower rental revenue	0	0
Service revenue	346,317	561,759
Sales revenue	0	0
Total revenue	346,317	561,759
Net income (loss)	1,261,084	(1,322,940)
Other [Member]
Disclosure of operating segments [line items]
Current assets	96,650	13,779
Property and equipment	15,999	15,120
Other non-current assets	1,357,658	1,620,728
Total assets	1,470,307	1,649,627
Revenues:
Tower rental revenue	0	0
Service revenue	626,319	0
Sales revenue	0	0
Total revenue	626,319	0
Net income (loss)	(3,953,285)	(3,036,548)
Total [Member]
Disclosure of operating segments [line items]
Current assets	1,691,241	2,959,907
Property and equipment	6,175,128	8,732,046
Other non-current assets	3,243,091	4,309,096
Total assets	11,109,460	16,001,049
Revenues:
Tower rental revenue	1,774,346	1,640,636
Service revenue	972,636	561,759
Sales revenue	6,379,100	3,211,199
Total revenue	9,126,082	5,413,594
Net income (loss)	$ (3,674,304)	$ (8,147,268)